Biological assets - Disclosure of reconciliation of changes in biological assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in biological assets [abstract]
Biological assets, beginning balance	$ 176	$ 199
Exchange differences	15	(7)
Transferred to inventories	(7)	(69)
Fair value change	(43)	11
Farming cost capitalised	60	42
Biological assets, ending balance	$ 201	$ 176